Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

Cash and cash equivalents consists of the following:

	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Bank deposits	2,902	1,171	16.0
Term deposits	6,890	9,936	135.8
Total	9,792	11,107	151.8